Restructuring Activities - Additional Information (Details) - USD ($) $ in Thousands		3 Months Ended		9 Months Ended
	Aug. 01, 2023	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Aug. 31, 2023	Dec. 31, 2022	Dec. 16, 2021
Restructuring Cost and Reserve [Line Items]
Restructuring Costs		$ 11,349	$ 0	$ 51,128	$ 0
Employees Retention Bonus Payable				4,200
Employees Retention Bonus Accrued		2,800		4,000
Term of contract							1 year
Recognized termination benefits				1,000
Non cash impairment of assests		1,400		36,400
Restructuring and impairment charges		$ 5,300		6,800
Bayside Lease
Restructuring Cost and Reserve [Line Items]
Term of contract	20 months					20 months		120 months
Sublease payments	$ 500					$ 500
Asset Purchase Agreement (APA)
Restructuring Cost and Reserve [Line Items]
Contingent milestone payment				1,000
Exchange amount of assets and milestone payment	500			500
Reimbursement of research and development amount	$ 600			$ 600
LOA to Acquire Nula-Cel Assets
Restructuring Cost and Reserve [Line Items]
Equity interested diluted percentage		20.00%		20.00%
Restructuring Plan
Restructuring Cost and Reserve [Line Items]
Restructuring Costs				$ 3,400
Restructuring Plan eliminated				50.00%
Second Restructuring Plan [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring Costs				$ 3,500
Retention Bonuses		$ 2,100
Second Restructuring Plan [Member] | Maximum [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring Plan eliminated				78.10%
Second Restructuring Plan [Member] | Minimum [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring Plan eliminated				33.10%